CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
CASH FLOW INFORMATION
Schedule of movement in net debt

Movement in net debt for the year ended 31 December 2021, 2020 and 2019 is as follows;

2021	Lease liabilities	Bank borrowings	Total

1 January	144,056	347,436	491,492

Increase in lease liabilities	140,367	—	140,367
Cash inflows	—	1,750,046	1,750,046
Cash outflows	(104,829)	(1,912,509)	(2,017,338)
Other non-cash movements(*)	31,656	8,211	39,867

31 December	211,250	193,184	404,434

Less: cash and cash equivalents			(3,813,469)

Net debt / (cash)			(3,409,035)

NOTE 24 - CASH FLOW INFORMATION (Continued)

2020	Lease liabilities	Bank borrowings	Total

1 January	84,289	18,977	103,266

Increase in lease liabilities	97,602	—	97,602
Cash inflows	—	1,619,217	1,619,217
Cash outflows	(58,365)	(1,305,405)	(1,363,770)
Other non-cash movements(*)	20,530	14,647	35,177

31 December	144,056	347,436	491,492

Less: cash and cash equivalents			(592,643)

Net debt / (cash)			(101,151)

2019	Lease liabilities	Bank borrowings	Total

1 January	151,554	104,095	255,649

Increase in lease liabilities	17,760	—	17,760
Cash inflows	—	903,260	903,260
Cash outflows	(51,893)	(991,269)	(1,043,162)
Other non-cash movements(*)	(33,132)	2,891	(30,241)

31 December	84,289	18,977	103,266

Less: cash and cash equivalents			(282,304)

Net debt / (cash)			(179,038)
(*)	Other non-cash movements consist of interest accrual, disposals and remeasurement of contractual lease liabilities and bank borrowings.